SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Revenue	$ 2,185,743	$ 3,345,217
Cost of Revenue	1,612,213	2,729,350
Gross Profit	573,530	615,867
Depreciation and Amortization	225,531	221,902
General and Administrative	5,533,214	6,574,682
Loss from Operations	(4,959,684)	(6,799,815)
Foreign Currency Gain	14,160	10,496
Gain on Derivatives	58,789	0
Interest Expense	(478,585)	(83,625)
Loss Before Income Taxes	(5,641,347)	(6,871,050)
(Provision) for Income Taxes	(15,826)	69,336
Net Loss	(5,657,173)	(6,801,714)
Iveda Solutions Inc [Member]
Accounting Policies [Line Items]
Revenue	964,116
Cost of Revenue	922,713
Gross Profit	41,403
Depreciation and Amortization	205,576
General and Administrative	4,775,579
Loss from Operations	(4,939,752)
Foreign Currency Gain	14,160
Gain on Derivatives	100,598
Interest Income	13,746
Interest Expense	(450,236)
Loss on Debt Conversion	(333,675)
Loss Before Income Taxes	(5,595,159)
(Provision) for Income Taxes	0
Net Loss	(5,595,159)
Megasys [Member]
Accounting Policies [Line Items]
Revenue	1,221,627
Cost of Revenue	689,500
Gross Profit	532,127
Depreciation and Amortization	15,526
General and Administrative	536,533
Loss from Operations	(19,932)
Foreign Currency Gain	0
Gain on Derivatives	0
Interest Income	2,093
Interest Expense	(28,349)
Loss on Debt Conversion	0
Loss Before Income Taxes	(46,188)
(Provision) for Income Taxes	(15,826)
Net Loss	(62,014)
Condensed Consolidated [Member]
Accounting Policies [Line Items]
Revenue	2,185,743
Cost of Revenue	1,612,213
Gross Profit	573,530
Depreciation and Amortization	221,102
General and Administrative	5,312,112
Loss from Operations	(4,959,684)
Foreign Currency Gain	14,160
Gain on Derivatives	100,598
Interest Income	15,839
Interest Expense	(478,585)
Loss on Debt Conversion	(333,675)
Loss Before Income Taxes	(5,641,347)
(Provision) for Income Taxes	(15,826)
Net Loss	$ (5,657,173)